Financial instruments - additional disclosures (Details 6) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (1,263)	$ (1,250)
Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,046)	(1,036)
Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(23)	(29)
Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(194)	(185)
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(194)	(185)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(194)	(185)
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,069)	(1,065)
Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,046)	(1,036)
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (23)	$ (29)